RIGHT-OF-USE ASSETS AND LEASE LIABILITY (Tables)	12 Months Ended
Nov. 30, 2021
Right Of Use Assets And Lease Liability [Abstract]
Disclosure of continuity of the cost and accumulated amortization of right-of-use assets [Table Text Block]
Opening balance, December 1, 2019	$-
Recognition upon adoption of IFRS 16	152,864
Amortization expense	(38,216)
Balance, November 30, 2020	114,648
Amortization expense	(35,654)
Cumulative translation adjustment	(6,260)
Balance, November 30, 2021	$72,734

Disclosure of continuity of lease liability [Table Text Block]
Opening balance, December 1, 2019	$-
Recognition upon adoption of IFRS 16	152,864
Lease payments	(48,473)
Interest on lease liability	20,449
Balance, November 30, 2020	$124,840
Lease payments	(48,175)
Interest on lease liability	14,760
Cumulative translation adjustment	(5,079)
Balance, November 30, 2021	$86,346
Current Portion	$39,221
Long-term portion	$47,125

Disclosure of minimum lease payments for the lease liabilities [Table Text Block]
Year ending:
2022	$48,943
2023	50,403
99,346
Less: Interest expense on ease liabilities	(13,000)

Total present value of minimum lease payments	$86,346